Leases - Schedule of Financing Arrangement (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financing Arrangement [Abstract]
Finance lease liabilities	$ 131,097	$ 154,796
Less Finance lease liabilities – current	(59,172)	(54,484)
Finance lease liabilities – non-current	$ 71,925	$ 100,312